Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 98.5%
Communication Services 0.8%
Entertainment
Cinemark Holdings, Inc.	12,290	122,900
Take-Two Interactive Software, Inc.*	2,174	359,188
		482,088
Consumer Discretionary 13.6%
Auto Components 0.7%
Gentherm, Inc.*	7,364	301,188
Tenneco, Inc. "A"*	18,953	131,534
		432,722
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.*	5,898	896,732
Terminix Global Holdings, Inc.*	9,448	376,786
		1,273,518
Hotels, Restaurants & Leisure 1.5%
Hilton Grand Vacations, Inc.*	12,491	262,061
Jack in the Box, Inc.	7,892	625,915
		887,976
Household Durables 4.5%
Helen of Troy Ltd.*	3,647	705,767
iRobot Corp.* (a)	7,273	552,021
LGI Homes, Inc.*	1,918	222,814
TopBuild Corp.*	7,103	1,212,411
		2,693,013
Internet & Direct Marketing Retail 0.4%
Grubhub, Inc.*	3,663	264,945
Leisure Products 1.2%
YETI Holdings, Inc.*	16,312	739,260
Specialty Retail 3.2%
Burlington Stores, Inc.*	4,267	879,386
Camping World Holdings, Inc. "A"	27,219	809,765
The Children's Place, Inc.	6,488	183,935
Vroom, Inc.*	999	51,728
		1,924,814
Consumer Staples 2.0%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	4,371	776,508
Household Products 0.7%
Spectrum Brands Holdings, Inc.	6,982	399,091
Energy 0.1%
Oil, Gas & Consumable Fuels
Contango Oil & Gas Co.* (a)	39,242	52,584
Financials 4.1%
Banks 2.3%
Pinnacle Financial Partners, Inc.	7,304	259,949
South State Corp.	7,407	356,647
SVB Financial Group*	1,906	458,622
Synovus Financial Corp.	13,385	283,360
		1,358,578
Capital Markets 1.3%
Lazard Ltd. "A"	13,717	453,347
Moelis & Co. "A"	9,136	321,039
		774,386
Consumer Finance 0.5%
Green Dot Corp. "A"*	6,162	311,859
Health Care 30.4%
Biotechnology 13.5%
Acceleron Pharma, Inc.*	3,899	438,754
Amicus Therapeutics, Inc.*	17,294	244,191
Apellis Pharmaceuticals, Inc.*	9,281	280,008
Arena Pharmaceuticals, Inc.*	7,158	535,347
Biohaven Pharmaceutical Holding Co., Ltd.*	7,887	512,734
Blueprint Medicines Corp.*	4,684	434,207
ChemoCentryx, Inc.*	4,493	246,216
Deciphera Pharmaceuticals, Inc.*	2,416	123,941
Emergent BioSolutions, Inc.*	10,674	1,102,944
Global Blood Therapeutics, Inc.*	3,700	204,018
Heron Therapeutics, Inc.*	22,719	336,696
Immunomedics, Inc.*	3,351	284,935
Invitae Corp.*	5,038	218,397
Iovance Biotherapeutics, Inc.*	5,250	172,830
Ligand Pharmaceuticals, Inc.* (a)	3,112	296,636
Mirati Therapeutics, Inc.*	2,478	411,472
Momenta Pharmaceuticals, Inc.*	6,333	332,356
Natera, Inc.*	4,044	292,139
Neurocrine Biosciences, Inc.*	10,195	980,351
Retrophin, Inc.*	23,478	433,404
Ultragenyx Pharmaceutical, Inc.*	3,057	251,255
		8,132,831
Health Care Equipment & Supplies 6.8%
Cardiovascular Systems, Inc.*	10,824	425,924
Globus Medical, Inc. "A"*	4,024	199,269
Haemonetics Corp.*	1,353	118,049
iRhythm Technologies, Inc.*	3,558	847,195
Masimo Corp.*	4,562	1,076,906
Natus Medical, Inc.*	12,922	221,354
Nevro Corp.*	2,328	324,290
Outset Medical, Inc.*	736	36,800
Quidel Corp.*	1,635	358,686
Tandem Diabetes Care, Inc.*	4,219	478,857
		4,087,330
Health Care Providers & Services 7.1%
AMN Healthcare Services, Inc.*	15,169	886,780
HealthEquity, Inc.*	1,929	99,093
Molina Healthcare, Inc.*	4,458	815,992
Option Care Health, Inc.*	27,764	371,205
Providence Service Corp.*	12,949	1,203,092
RadNet, Inc.*	55,477	851,572
Tivity Health, Inc.*	4,464	62,585
		4,290,319
Health Care Technology 0.8%
HMS Holdings Corp.*	21,178	507,213
Pharmaceuticals 2.2%
ANI Pharmaceuticals, Inc.*	8,521	240,377
Avadel Pharmaceuticals PLC (ADR)* (a)	18,916	95,337
MyoKardia, Inc.*	1,985	270,615
Pacira BioSciences, Inc.* (a)	11,807	709,837
		1,316,166
Industrials 13.7%
Aerospace & Defense 0.9%
HEICO Corp.	5,006	523,928
Building Products 3.9%
Advanced Drainage Systems, Inc.	3,825	238,833
Allegion PLC	7,499	741,726
AZEK Co., Inc.*	2,261	78,706
Builders FirstSource, Inc.*	18,923	617,268
Masonite International Corp.*	6,705	659,772
		2,336,305
Commercial Services & Supplies 1.6%
MSA Safety, Inc.	3,375	452,824
The Brink's Co.	12,428	510,666
		963,490
Construction & Engineering 0.4%
MasTec, Inc.* (a)	6,416	270,755
Electrical Equipment 1.2%
Generac Holdings, Inc.*	1,478	286,200
Plug Power, Inc.*	11,183	149,964
Thermon Group Holdings, Inc.*	26,199	294,215
		730,379
Machinery 1.2%
Hillenbrand, Inc.	8,406	238,394
IDEX Corp.	2,502	456,390
		694,784
Professional Services 1.1%
Kforce, Inc.	21,425	689,242
Trading Companies & Distributors 3.4%
H&E Equipment Services, Inc.	22,784	447,933
Rush Enterprises, Inc. "A"	24,281	1,227,162
Titan Machinery, Inc.*	28,695	379,635
		2,054,730
Information Technology 27.6%
Communications Equipment 1.3%
Calix, Inc.*	8,844	157,247
Lumentum Holdings, Inc.*	8,417	632,369
		789,616
Electronic Equipment, Instruments & Components 1.4%
Cognex Corp.	7,873	512,532
IPG Photonics Corp.*	1,883	320,054
		832,586
IT Services 3.7%
Broadridge Financial Solutions, Inc.	6,371	840,972
MAXIMUS, Inc.	8,556	585,316
WEX, Inc.*	2,932	407,460
WNS Holdings Ltd. (ADR)*	6,641	424,758
		2,258,506
Semiconductors & Semiconductor Equipment 4.8%
Advanced Energy Industries, Inc.*	12,629	794,869
Advanced Micro Devices, Inc.*	10,476	858,927
CMC Materials, Inc.	3,131	447,138
Entegris, Inc.	8,229	611,744
Semtech Corp.*	3,263	172,809
		2,885,487
Software 16.4%
Aspen Technology, Inc.*	9,895	1,252,608
Cornerstone OnDemand, Inc.*	11,656	423,812
DocuSign, Inc.*	2,091	450,067
Envestnet, Inc.*	9,852	760,180
Five9, Inc.*	15,581	2,020,544
LivePerson, Inc.* (a)	6,163	320,414
Proofpoint, Inc.*	7,005	739,378
QAD, Inc. "A"	15,977	674,229
Tyler Technologies, Inc.*	4,758	1,658,449
Varonis Systems, Inc.*	13,732	1,584,948
		9,884,629
Materials 3.0%
Construction Materials 1.4%
Eagle Materials, Inc.	9,476	817,968
Containers & Packaging 0.6%
Berry Global Group, Inc.*	7,728	373,417
Metals & Mining 1.0%
Cleveland-Cliffs, Inc. (a)	67,277	431,918
First Quantum Minerals Ltd.	17,207	153,391
		585,309
Real Estate 3.2%
Real Estate Investment Trusts (REITs)
Americold Realty Trust	10,299	368,189
EastGroup Properties, Inc.	2,708	350,226
Essential Properties Realty Trust, Inc.	21,678	397,141
Four Corners Property Trust, Inc.	13,954	357,083
QTS Realty Trust, Inc. "A" (a)	7,598	478,826
		1,951,465
Total Common Stocks (Cost $38,546,423)		59,347,797
Exchange-Traded Funds 0.5%
SPDR S&P Biotech ETF (a) (Cost $247,240)	2,719	302,978
Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c) (Cost $2,692,085)	2,692,085	2,692,085
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.09% (b) (Cost $746,967)	746,967	746,967
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $42,232,715)	104.7	63,089,827
Other Assets and Liabilities, Net	(4.7)	(2,854,070)
Net Assets	100.0	60,235,757

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (b) (c)
2,086,238	605,847 (d)	—	—	—	24,216	—	2,692,085	2,692,085
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.09% (b)
955,515	5,691,188	5,899,736	—	—	4,742	—	746,967	746,967
3,041,753	6,297,035	5,899,736	—	—	28,958	—	3,439,052	3,439,052

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $2,594,143, which is 4.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$59,347,797	$—	$—	$59,347,797
Exchange-Traded Funds	302,978	—	—	302,978
Short-Term Investments (e)	3,439,052	—	—	3,439,052
Total	$63,089,827	$—	$—	$63,089,827

(e)	See Investment Portfolio for additional detailed categorizations.